PERSONNEL EXPENSES (Details) $ in Millions, Rp in Billions	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 IDR (Rp)	Dec. 31, 2017 IDR (Rp)	Dec. 31, 2016 IDR (Rp)
PERSONNEL EXPENSES
Salaries and related benefits		Rp 8,077	Rp 7,821	Rp 7,122
Vacation pay, incentives and other benefits		3,292	3,339	4,219
Employee benefit cost		1,600	2,080	1,361
LSA expense (Note 32)		161	255	237
Others		47	34	45
Total	$ 916	13,178	13,529	13,612
Other employee benefit cost
PERSONNEL EXPENSES
Employee benefit cost		113	62	82
Post-employment health care benefit cost
PERSONNEL EXPENSES
Employee benefit cost		335	276	163
Other post-employment benefit cost
PERSONNEL EXPENSES
Employee benefit cost		32	42	48
Early Retirement Program
PERSONNEL EXPENSES
Employee benefit cost		1		628
Pension benefit cost
PERSONNEL EXPENSES
Employee benefit cost		Rp 1,120	Rp 1,700	Rp 1,068